Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements

Note 17—Fair value measurements

The following tables summarize the Company’s financial assets and liabilities measured at fair value on recurring basis by level within the fair value hierarchy as of the dates indicated (in thousands):

	As of December 31, 2022
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$(20,890)	$-
Redemption feature derivative	-	-	(826)
Earn-out liabilities	-	-	(5,600)
Total	$-	$(20,890)	$(6,426)

	As of December 31, 2021
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$-	$(1,380)
Deferred compensation – phantom units	-	-	(8,321)
Total	$-	$-	$(9,701)

Level 3 Rollfoward	Redemption feature derivative	Earn-out liabilities	Warrant liabilities	Deferred compensation – phantom units
December 31, 2021 balances	$-	$-	$(1,380)	$(8,321)
Additions	(256)	(74,100)	-	-
Changes in fair value	(570)	68,500	(1,931)	(6,783)
Reclassified to equity	-	-	3,311	15,104
December 31, 2022 balances	$(826)	$(5,600)	$-	$-

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and contract assets and liabilities, approximate fair value due to their short-term maturities and are excluded from the fair value table above.

Warrant liabilities – The warrant liabilities were classified to level 3 as of December 31, 2021 and to level 2 as of December 31, 2022. The sole underlying asset of the warrant liabilities outstanding as of December 31, 2021 was Holdings LLC’s Class A Units, which the Company considered unobservable input in which there is little or no market data, while as of December 31, 2022, the sole underlying asset of the outstanding warrant liabilities was the Company’s Class A Common Stock, which is an observable input, however the value of the warrants themselves are not directly or indirectly observable. The fair value of the warrant liabilities were determined based on price of the underlying share or unit and the terms of each warrant, specifically whether each warrant is exercisable for a fixed number of shares of Class A Common Stock hence the value of the total shares a warrant is exercisable for is variable, or a fixed value of shares of Class A Common Stock thus the number of the total shares a warrant is exercisable for is variable. The exercise prices of the warrants which were outstanding during the years ended December 31, 2022 and 2021 were minimal ($0.01 per common unit or common stock share for the Term Loan Warrants, the Subordinated Term Loan Warrants and the Advisor Warrants and $0.0001 per common stock share for the YA Warrant) and did not have significant impact to the fair value measurements of these warrants. See Note 10 for further information regarding the warrant liabilities.

Redemption feature derivative – The redemption feature derivative’s fair value was estimated using a single factor binomial lattice model (the “Lattice Model”). The Lattice Model estimates fair value based on changes in the price of the underlying equity over time. It assumes that the stock price can only go up or down at each point in time, and it considers the likelihood of each outcome using a risk-neutral probability framework.

The Lattice Model the Company utilized is a single-factor model, which means it only considers uncertainty related to the Company’s stock price. It calculates the value of the option to convert the First YA Convertible Debenture into Class A Common Stock using a binomial tree structure and backward induction. The payoffs of the First YA Convertible Debenture were computed via backward induction and discounted at a blended rate. The key inputs to the Lattice Model are the yield of a hypothetical identical note without the conversion features, and the volatility of common stock.

The following table provides quantitative information of the key assumptions utilized in the redemption feature derivative fair value measurements as of measurement dates:

	As of November 30, 2022	As of December 31, 2022
Price of Class A Common Stock	$2.09	$1.78
Risk-free interest rate	4.56%	4.60%
Yield	15.6%	15.6%
Expected volatility	45.0%	50.0%

The Company measured and recognized the fair value of the redemption feature derivative as of November 30, 2022, the First YA Convertible Debenture issuance date, and December 31, 2022 in derivative liabilities on the consolidated balance sheets, with the respective fair value adjustment recorded in loss on change in fair value of derivatives on the consolidated statement of operation for the year ended December 31, 2022.

Earn-out liabilities – For the contingent consideration related to the Earn-Out Interests, the fair value was estimated using a Monte-Carlo Simulation in which the fair value was based on the simulated stock price of the Company over the maturity date of the contingent consideration. The key inputs used in the determination of the fair value included current stock price, expected volatility, and expected term.

The following table provides quantitative information of the key assumptions utilized in the earn-out liabilities fair value measurements as of measurement dates:

	As of August 15, 2022	As of December 31, 2022
Price of Class A Common Stock	$10.18	$1.78
Risk-free interest rate	2.90%	4.00%
Expected volatility	35.0%	65.0%
Expected remaining term	5.0 years	4.6 years

The Company measured and recognized the fair value of the Earn-Out Interests as of the Closing Date and December 31, 2022 in earn-out liabilities on the consolidated balance sheet, with the respective fair value adjustment recorded in gain on change in fair value of earn-out liabilities on the consolidated statement of operations for the year ended December 31, 2022.

For information regarding the fair value measurement of the forward purchase option derivative, see Note 12. For information regarding the fair value measurement of phantom units, see Note 14.